Equity - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Number of shares represented by each ADS	2
Percentage of legal reserve on share capital	25.00%
Shares held by subsidiaries	72,941,000	72,941,000
American depository shares (ADs) [member]
Disclosure of classes of share capital [line items]
Number of shares represented by each ADS	2
Number of shares outstanding	107,964,000	125,542,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	215,927,000	251,084,000
Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of cash dividend on dividend distribution	30.00%